Segmental analysis - Segmental assets (Details) - EUR (€) € in Millions	Sep. 30, 2024	Mar. 31, 2024
Non-current assets
Non-current assets	€ 68,153	€ 67,351
Common Functions
Non-current assets
Non-current assets	2,242	1,972
Germany
Non-current assets
Non-current assets	42,253	42,931
UK
Non-current assets
Non-current assets	7,871	6,863
Other Europe
Non-current assets
Non-current assets	7,424	7,564
Turkey
Non-current assets
Non-current assets	1,784	1,644
Africa
Non-current assets
Non-current assets	€ 6,579	€ 6,377